Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Financial Risk Management [Line Items]
Interest Rate Risk

The interest rate profile of the Group’s interest-bearing financial instruments as of December 31, 2024 and 2025 is as follows:

(In millions of won)		December 31, 2024	December 31, 2025
Fixed rate instruments
Financial assets	~~W~~	2,023,710	1,572,658
Financial liabilities		(4,722,962)	(2,548,213)
Total	~~W~~	(2,699,252)	(975,555)
Variable rate instruments
Financial liabilities	~~W~~	(9,827,152)	(10,115,925)

Maximum Exposure to Credit Risk of Financial Assets

The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk as of December 31, 2024 and 2025 are as follows:

(In millions of won)		December 31, 2024	December 31, 2025
Financial assets carried at amortized cost
Cash equivalents	~~W~~	2,021,640	1,572,058
Deposits in banks		611	611
Trade accounts and notes receivable, net		2,500,608	2,136,774
Non-trade receivables, net		227,477	145,426
Accrued income, net		22,552	34,987
Deposits		16,747	14,549
Loans		37,143	13,318
Subtotal		4,826,778	3,917,723
Other financial assets
Lease receivables	~~W~~	10,063	7,406
Financial assets at fair value through profit or loss
Convertible securities	~~W~~	1,470	—
Derivatives		256,251	131,987
Subtotal	~~W~~	257,721	131,987
Financial assets at fair value through other comprehensive profit or loss
Trade accounts and notes receivable, net	~~W~~	1,123,869	222,410
Financial assets effective for fair value hedging
Derivatives	~~W~~	119,098	—
Total	~~W~~	6,337,529	4,279,526

Contractual Maturities of Financial Liabilities, Including Estimated Interest Payments

The following are the contractual maturities of financial liabilities, including estimated interest payments, as of December 31, 2024 and 2025.

(i)
As of December 31, 2024

			Contractual cash flows
(In millions of won)		Carrying amount	Total	6 months or less	6-12 months	1-2 years	2-5 years	More than 5 years
Non-derivative financial liabilities
Borrowings	~~W~~	13,412,275	14,453,995	3,730,807	2,609,727	3,941,215	4,146,933	25,313
Bonds		1,137,839	1,185,892	631,539	11,638	416,573	126,142	—
Trade accounts and notes payable (*)		4,156,149	4,156,149	3,884,788	271,361	—	—	—
Other accounts payable (*)		1,720,670	1,723,867	1,404,896	318,971	—	—	—
Long-term other accounts payable		279,774	323,400	—	—	69,090	192,570	61,740
Security deposits received		160,713	189,214	—	808	6,841	181,565	—
Lease liabilities		57,975	60,653	23,948	12,681	13,889	9,423	712
Derivative financial liabilities
Derivatives	~~W~~	10,768	11,184	930	3,447	4,495	2,312	—
Cash outflow		—	75,016	21,402	20,467	22,342	10,805	—
Cash inflow		—	(63,832)	(20,472)	(17,020)	(17,847)	(8,493)	—
Total	~~W~~	20,936,163	22,104,354	9,676,908	3,228,633	4,452,103	4,658,945	87,765

(*) As of December 31, 2024, it includes ~~W~~1,187,450 million of payable to credit card companies for utility expenses and others paid using business credit card for purchases.

(ii)
As of December 31, 2025

			Contractual cash flows
(In millions of won)		Carrying amount	Total	6 months or less	6-12 months	1-2 years	2-5 years	More than 5 years
Non-derivative financial liabilities
Borrowings	~~W~~	12,141,044	12,946,309	2,537,318	1,236,157	4,624,773	4,548,061	—
Bonds		523,094	538,548	198,654	213,751	126,143	—	—
Trade accounts and notes payable (*)		3,307,687	3,307,687	3,307,687	—	—	—	—
Other accounts payable (*)		1,461,014	1,462,662	1,432,529	30,133	—	—	—
Long-term other accounts payable		218,683	248,238	—	—	67,441	180,797	—
Security deposits received		138,384	147,478	480	4,109	142,864	25	—
Lease liabilities		59,678	62,604	23,122	14,889	10,342	14,095	156
Derivative financial liabilities
Derivatives	~~W~~	9,553	7,157	3,027	2,416	1,792	(78)	—
Cash outflow		—	325,920	18,751	13,131	292,017	2,021	—
Cash inflow		—	(318,763)	(15,724)	(10,715)	(290,225)	(2,099)	—
Total	~~W~~	17,859,137	18,720,683	7,502,817	1,501,455	4,973,355	4,742,900	156

(*) As of December 31, 2025, it includes ~~W~~704,529 million of payable to credit card companies for utility expenses and others paid using business credit card for purchases.

ii) Supplier Finance Arrangement

Summary of Carrying Amounts of Financial Liabilities from Supplier Financing Agreement

The carrying amounts of financial liabilities from supplier financing agreement as of December 31, 2024 and 2025 are as follows:

		December 31, 2024		December 31, 2025
(In millions of won)		Trade accounts and notes payable	Other Accounts Payable	Trade accounts and notes payable	Other Accounts Payable
Liabilities under supplier finance arrangement
Purchase Card (*1)	~~W~~	778,535	366,853	474,781	219,697
Electronic Trade Receivable-Secured Loan (*2)		90,328	164,741	53,667	142,872
Liabilities under supplier finance arrangement of which the supplier has received payment from the finance provider
Purchase Card (*1)	~~W~~	778,535	366,853	474,781	219,697
Electronic Trade Receivable-Secured Loan (*2)		2,443	2,952	2,138	12,465

(*1) The Group pays the settlement amount to the card company on the end date of credit term according to the card agreement. The Group uses purchase cards in agreement with the supplier, the amount paid to the card company is for the purchase of goods or services incurred in the normal course of business, with no change in the underlying purpose of the transaction, and the payment deadline to the card company falls within the normal business cycle of one year or less, and no collateral is provided in connection with this agreement. Therefore, it is classified as trade accounts and notes payable and other account payable and presented as operating and investing activities in the cash flow statement.

(*2) The Group enters into supplier financial agreement with financial institutions to streamline the payment process and offer early payment terms to suppliers. Under the supplier financial agreement, if a vendor that supplied goods or services to the Group transfers its account receivables to the financial institution within the payment due date, the Group pays the amount to the financial institution. There is no change in the original debt recognized as trade accounts and notes payable or other account payable because the supplier financial agreement does not result in a substantive reduction of the Group’s payment obligation or a change in payment terms.

Schedule of Range of Payments

The range of payment due dates as of December 31 2024 and 2025 are as follows:

	December 31, 2024	December 31, 2025
Liabilities under supplier finance arrangement
Purchase Card	270~288 days	91~205 days
Electronic Trade Receivable-Secured Loan	45~123 days	45~123 days
Trade accounts and notes payable not covered by the supplier finance agreement	3~123 days	5~123 days

Summary of Capital Management

(In millions of won)		December 31, 2024	December 31, 2025
Total liabilities	~~W~~	24,786,759	19,077,462
Total equity		8,072,807	7,839,238
Cash and deposits in banks (*1)		2,022,240	1,572,658
Borrowings (including bonds)		14,550,114	12,664,138
Total liabilities to equity ratio		307%	243%
Net borrowings to equity ratio (*2)		155%	141%

(*1) Cash and deposits in banks consist of cash and cash equivalents and current deposits in banks.

(*2) Net borrowings to equity ratio is calculated by dividing total borrowings (including bonds and excluding lease liabilities and others) less cash and current deposits in banks by total equity.

Fair Values of Financial Assets and Liabilities, Together with Carrying Amounts Shown in Consolidated Statement of Financial Position

The fair values of financial assets and liabilities, together with the carrying amounts as of December 31, 2024 and 2025 are as follows:

		December 31, 2024		December 31, 2025
(In millions of won)		Carrying amounts	Fair values	Carrying amounts	Fair values
Financial assets carried at amortized cost
Cash and cash equivalents	~~W~~	2,021,640	(*1)	1,572,058	(*1)
Deposits in banks		611	(*1)	611	(*1)
Trade accounts and notes receivable, net		2,500,608	(*1)	2,136,774	(*1)
Non-trade receivables, net		227,477	(*1)	145,426	(*1)
Accrued income, net		22,552	(*1)	34,987	(*1)
Deposits		16,747	(*1)	14,549	(*1)
Loans		37,143	(*1)	13,318	(*1)
Financial assets at fair value through profit or loss
Equity instruments	~~W~~	120,501	120,501	124,316	124,316
Convertible securities		1,470	1,470	—	—
Derivatives		256,251	256,251	131,987	131,987
Financial assets at fair value through other comprehensive profit or loss
Trade accounts and notes receivable, net	~~W~~	1,123,869	(*1)	222,410	(*1)
Financial assets effective for fair value hedging
Derivatives	~~W~~	119,098	119,098	—	—
Other financial assets
Lease receivables		10,063	(*1)	7,406	(*1)
Financial liabilities carried at amortized cost
Borrowings	~~W~~	13,412,275	13,482,726	12,141,044	12,170,751
Bonds		1,137,839	1,142,725	523,094	523,500
Trade accounts and notes payable		4,156,149	(*1)	3,307,687	(*1)
Other accounts payable		2,000,444	(*1)	1,679,697	(*1)
Security deposits received		160,713	(*1)	138,384	(*1)
Financial liabilities at fair value through profit or loss
Derivatives	~~W~~	10,768	10,768	9,553	9,553
Other financial liabilities
Lease liabilities	~~W~~	57,975	(*2)	59,678	(*2)

(*1) Excluded from disclosures as the carrying amount approximates fair value.

(*2) Excluded from the fair value disclosures in accordance with IFRS 7 ‘Financial Instruments: Disclosures’.

Fair Value Hierarchy Classifications of the Financial Instruments that are Measured at Fair Value

Fair value hierarchy classifications of the financial instruments that are measured at fair value as of December 31, 2024 and 2025 are as follows:

(In millions of won)		December 31, 2024
Classification		Level 1	Level 2	Level 3	Total
Financial assets at fair value through profit or loss
Equity instruments	~~W~~	18,958	—	101,543	120,501
Convertible securities		—	—	1,470	1,470
Derivatives		—	256,251	—	256,251
Financial assets effective for fair value hedging
Derivatives	~~W~~	—	119,098	—	119,098
Financial liabilities at fair value through profit or loss
Derivatives	~~W~~	—	10,768	—	10,768

(In millions of won)		December 31, 2025
Classification		Level 1	Level 2	Level 3	Total
Financial assets at fair value through profit or loss
Equity instruments	~~W~~	21,008	—	103,308	124,316
Derivatives		—	131,987	—	131,987
Financial liabilities at fair value through profit or loss
Derivatives	~~W~~	—	9,553	—	9,553

Fair Value Hierarchy Classifications,Valuation Techniques and Inputs of Financial Instruments Measured at Fair Value

The valuation techniques and inputs for assets and liabilities measured at fair value that are classified as Level 2 and Level 3 within the fair value hierarchy as of December 31, 2024 and 2025 are as follows:

(In millions of won)		December 31, 2024		December 31, 2025
Classification		Level 2	Level 3	Level 2	Level 3	Valuation technique	Input
Financial assets at fair value through profit or loss
Equity instruments	~~W~~	—	101,543	—	103,308	Net asset value method and Comparable company analysis	Price to book value ratio
Convertible securities		—	1,470	—	—	Risk-adjusted discount model and binominal option pricing model	Discount rate, stock price and volatility
Derivatives		256,251	—	131,987	—	Discounted cash flow	Discount rate and Exchange rate
Financial assets effective for fair value hedging
Derivatives	~~W~~	119,098	—	—	—	Discounted cash flow	Discount rate and Exchange rate
Financial liabilities at fair value through profit or loss
Derivatives	~~W~~	10,768	—	9,553	—	Discounted cash flow	Discount rate and Exchange rate

Fair Value Hierarchy Classifications, Valuation Technique and Inputs for Fair Value Measurements of Financial Instruments not Measured at Fair Value

Fair value hierarchy classifications, valuation techniques and inputs for fair value measurements of the financial instruments not measured at fair value but for which the fair value is disclosed as of December 31, 2024 and 2025 are as follows:

(In millions of won)		December 31, 2024
Classification		Level 1	Level 2	Level 3	Valuation technique	Input
Liabilities
Borrowings	~~W~~	—	—	13,482,726	Discounted cash flow	Discount rate
Bonds		—	—	1,142,725	Discounted cash flow	Discount rate

(In millions of won)		December 31, 2025
Classification		Level 1	Level 2	Level 3	Valuation technique	Input
Liabilities
Borrowings	~~W~~	—	—	12,170,751	Discounted cash flow	Discount rate
Bonds		—	—	523,500	Discounted cash flow	Discount rate

iv)
The interest rates applied for determination of the above fair value as of December 31, 2024 and 2025 are as follows:

	December 31, 2024	December 31, 2025
Borrowings, bonds and others	3.70%~3.96%	3.32%~3.90%

Changes in Financial Assets Classified as Level 3 of Fair Value Measurements
v)
There is no transfer between Level 1, Level 2 and Level 3 for the years ended December 31, 2024 and 2025, and the changes in financial assets classified as Level 3 of fair value measurements for the years ended December 31, 2024 and 2025 are as follows:

(In millions of won)
Classification		January 1, 2024	Acquisition	Disposal	Valuation	Changes in Foreign Exchange Rates	December 31, 2024
Equity instruments	~~W~~	87,027	5,470	(128)	(2,809)	11,983	101,543
Convertible securities		3,127	—	(1,838)	—	181	1,470

(In millions of won)
Classification		January 1, 2025	Acquisition	Disposal	Valuation	Changes in Foreign Exchange Rates	December 31, 2025
Equity instruments	~~W~~	101,543	1,422	—	2,914	(2,571)	103,308
Convertible securities		1,470	—	(1,399)	—	(71)	—

Net Gains and Losses by Category of Financial Instruments

The net gains and losses by category of financial instruments for the years ended December 31, 2023, 2024 and 2025 are as follows:

		2023
(In millions of won)		Financial assets at amortized cost	Financial liabilities at amortized cost	Financial assets at FVTPL	Financial assets at FVOCI	Derivatives	Others	Total
Interest income	~~W~~	134,388	—	—	—	—	276	134,664
Interest expense		—	(720,086)	—	—	—	(3,343)	(723,429)
Foreign currency differences		108,546	(176,376)	—	—	(36,052)	—	(103,882)
Reversal of bad debt expense		181	—	—	—	—	—	181
Gain or loss on disposal		(48,600)	—	132	(329)	—	—	(48,797)
Gain or loss on valuation		—	—	(13,274)	—	—	—	(13,274)
Gain or loss on repayment		—	(167)	—	—	—	—	(167)
Gain or loss on derivatives		—	—	—	—	102,116	—	102,116
Total	~~W~~	194,515	(896,629)	(13,142)	(329)	66,064	(3,067)	(652,588)

		2024
(In millions of won)		Financial assets at amortized cost	Financial liabilities at amortized cost	Financial assets at FVTPL	Financial assets at FVOCI	Derivatives	Others	Total
Interest income	~~W~~	87,510	—	—	—	—	182	87,692
Interest expense		—	(906,766)	—	—	—	(2,874)	(909,640)
Foreign currency differences		1,189,874	(2,238,150)	—	—	190,906	—	(857,370)
Reversal of bad debt expense		(689)	—	—	—	—	—	(689)
Gain or loss on disposal		(7,708)	—	(109)	(18,470)	—	—	(26,287)
Gain or loss on valuation		—	—	(8,590)	—	—	—	(8,590)
Gain or loss on repayment		—	(678)	—	—	—	—	(678)
Gain or loss on derivatives		—	—	—	—	413,480	—	413,480
Total	~~W~~	1,268,987	(3,145,594)	(8,699)	(18,470)	604,386	(2,692)	(1,302,082)

25.
Financial Risk Management, Continued
(f)
Net gains and losses by category of financial instruments, Continued

		2025
(In millions of won)		Financial assets at amortized cost	Financial liabilities at amortized cost	Financial assets at FVTPL	Financial assets at FVOCI	Derivatives	Others	Total
Interest income	~~W~~	51,420	—	—	—	—	266	51,686
Interest expense		—	(700,214)	—	—	—	(2,394)	(702,608)
Foreign currency differences		(367,983)	454,997	—	—	(22,646)	—	64,368
Bad debt expense		107	—	—	—	—	—	107
Gain or loss on disposal		(7,062)	—	497	(13,854)	—	—	(20,419)
Gain or loss on valuation		—	—	7,343	—	—	—	7,343
Gain or loss on derivatives		—	—	—	—	34,935	—	34,935
Dividend income		—	—	266	—	—	—	266
Total	~~W~~	(323,518)	(245,217)	8,106	(13,854)	12,289	(2,128)	(564,322)

Currency risk [member]
Financial Risk Management [Line Items]
Sensitivity Analysis for Each Type of Market Risk

A weaker won, as indicated below, against the following currencies which comprise the Group’s financial assets or liabilities denominated in a foreign currency as of December 31, 2024 and 2025, would have increased (decreased) equity and profit or loss by the amounts shown below. This analysis is based on foreign currency exchange rate variances that the Group considers to be reasonably possible at the end of the reporting period. The sensitivity analysis assumes that all other variables, in particular interest rates, would remain constant. The changes in profit or loss before income tax would have been as follows:

(In millions of won)		December 31, 2024	December 31, 2025
USD (5 percent weakening)	~~W~~	(35,868)	21,011
JPY (5 percent weakening)		(6,645)	(5,434)

Interest rate risk [Member]
Financial Risk Management [Line Items]
Sensitivity Analysis for Each Type of variable rate instruments

		Profit or loss before income tax
(In millions of won)		1%p increase	1%p decrease
December 31, 2024
Variable rate instruments	~~W~~	(98,272)	98,272
December 31, 2025
Variable rate instruments	~~W~~	(101,159)	101,159